Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100			Company
			Summary	Average	Investment Based On:			Selected
	Summary		Compensation	"Compensation		Peer Group		Measure:
	Compensation	"Compensation	Table Total for	Actually Paid" to	Total	Total		Relative
	Table Total for	Actually Paid"	Non-PEO	Non-PEO	Shareholder	Shareholder	Net	FAD
Year	PEO	to PEO (1)	NEOs (2)	NEOs (1)(2)	Return (3)	Return (3)	Income (4)	per Share (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	14,020,475	32,008,804	4,694,745	9,508,945	183	165	609,467	2.96
2024	13,551,267	41,819,500	4,795,299	14,943,811	136	115	417,804	2.73
2023	12,148,773	22,492,482	4,625,981	7,848,240	102	98	248,796	2.62
2022	11,001,108	21,789,017	4,211,903	7,525,681	85	85	438,841	2.77
2021	10,374,954	(5,361,058)	3,981,576	(2,175,687)	82	105	428,302	3.14
(1)	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO and the average of our Non-PEO NEOs for each year, in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect actual compensation earned or paid during the respective year. In accordance with Item 402(v) of Regulation S-K, adjustments were made to total compensation for each year to determine the CAP, as provided in the “Adjustments to Pay Versus Performance Table” provided below.
(2)	The dollar amounts reported in columns (d) and (e) include compensation for all Non-PEO NEOs disclosed in the Summary Compensation Table. Steven Insoft, who was one of the Company’s NEOs in 2020, 2021 and 2022 and whose employment terminated effective January 1, 2022, is included with the Non-PEO NEO disclosures for 2020 and 2021 and excluded from the disclosures for 2022, 2023, 2024 and 2025.
(3)	Represents the cumulative Absolute TSR of the Company and the FTSE NAREIT Equity Health Care Index for the year ended December 31, 2021, for the two years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024 and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.
(4)	Net income as reported on the Company’s audited financial statements for the respective year.
(5)	Funds Available for Distribution per dilutive share, or FAD, is a non-GAAP financial measure. See “Compensation Discussion and Analysis – Our Compensation Decisions and Results for 2025 – 2025 Annual Cash Incentive Performance Goals and Results” for a definition of FAD and “Use of Non-GAAP Financial Measures” in Appendix A.

Adjustments to Pay Versus Performance Table

	2025	2025
Adjustments to Determine "Compensation Actually Paid" for PEO and Non-PEOs	PEO	Non-PEOs
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	($ 11,248,498)	($ 3,476,871)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	$ 14,637,920	$ 4,524,542

For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year

	$ 13,793,853	$ 3,633,188
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A

For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period

	$ 1,683,063	$ 428,508
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	($ 5,265,124)	($ 1,394,814)

For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year

	$ 4,387,115	$ 1,099,647
Total Adjustments	$ 17,988,329	$ 4,814,200

Company Selected Measure Name	Relative FAD per share
Named Executive Officers, Footnote
(2)	The dollar amounts reported in columns (d) and (e) include compensation for all Non-PEO NEOs disclosed in the Summary Compensation Table. Steven Insoft, who was one of the Company’s NEOs in 2020, 2021 and 2022 and whose employment terminated effective January 1, 2022, is included with the Non-PEO NEO disclosures for 2020 and 2021 and excluded from the disclosures for 2022, 2023, 2024 and 2025.

Peer Group Issuers, Footnote
(3)	Represents the cumulative Absolute TSR of the Company and the FTSE NAREIT Equity Health Care Index for the year ended December 31, 2021, for the two years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024 and the five years ended December 31, 2025, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 14,020,475	$ 13,551,267	$ 12,148,773	$ 11,001,108	$ 10,374,954
PEO Actually Paid Compensation Amount	$ 32,008,804	41,819,500	22,492,482	21,789,017	(5,361,058)
Adjustment To PEO Compensation, Footnote

Adjustments to Pay Versus Performance Table

	2025	2025
Adjustments to Determine "Compensation Actually Paid" for PEO and Non-PEOs	PEO	Non-PEOs
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	($ 11,248,498)	($ 3,476,871)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	$ 14,637,920	$ 4,524,542

For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year

	$ 13,793,853	$ 3,633,188
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A

For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period

	$ 1,683,063	$ 428,508
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	($ 5,265,124)	($ 1,394,814)

For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year

	$ 4,387,115	$ 1,099,647
Total Adjustments	$ 17,988,329	$ 4,814,200

Non-PEO NEO Average Total Compensation Amount	$ 4,694,745	4,795,299	4,625,981	4,211,903	3,981,576
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,508,945	14,943,811	7,848,240	7,525,681	(2,175,687)
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Pay Versus Performance Table

	2025	2025
Adjustments to Determine "Compensation Actually Paid" for PEO and Non-PEOs	PEO	Non-PEOs
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	($ 11,248,498)	($ 3,476,871)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	$ 14,637,920	$ 4,524,542

For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year

	$ 13,793,853	$ 3,633,188
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A

For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period

	$ 1,683,063	$ 428,508
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	($ 5,265,124)	($ 1,394,814)

For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year

	$ 4,387,115	$ 1,099,647
Total Adjustments	$ 17,988,329	$ 4,814,200

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

FAD per share
Leverage
Tenant Quality
Absolute TSR
Relative TSR

Total Shareholder Return Amount	$ 183	136	102	85	82
Peer Group Total Shareholder Return Amount	165	115	98	85	105
Net Income (Loss)	$ 609,467	$ 417,804	$ 248,796	$ 438,841	$ 428,302
Company Selected Measure Amount	2.96	2.73	2.62	2.77	3.14
PEO Name	C. Taylor Pickett
Measure:: 1
Pay vs Performance Disclosure
Name	FAD per share
Non-GAAP Measure Description
(5)	Funds Available for Distribution per dilutive share, or FAD, is a non-GAAP financial measure. See “Compensation Discussion and Analysis – Our Compensation Decisions and Results for 2025 – 2025 Annual Cash Incentive Performance Goals and Results” for a definition of FAD and “Use of Non-GAAP Financial Measures” in Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Leverage
Measure:: 3
Pay vs Performance Disclosure
Name	Tenant Quality
Measure:: 4
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17,988,329
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,248,498)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,637,920
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,793,853
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,683,063
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,265,124)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,387,115
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,814,200
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,476,871)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,524,542
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,633,188
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	428,508
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,394,814)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,099,647